UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

___________________________________________________________

Form N-23c-3
Notification of Repurchase Offer
Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

___________________________________________________________

1.	Investment Company Act File Number: 811-24096
2.	Date of Notification: August 25, 2026
3.	Exact name of Investment Company as specified in registration statement: The Pre-IPO and Growth Fund
4.	Address of principal executive office: (number, street, city, state, zip code)
The Pre-IPO and Growth Fund 2187 Atlantic Street, Suite 604 Stamford, Connecticut 06902
5.	Check one of the following:
	A.	☒	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.
	B.	☐	The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
	C.	☐	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
/s/ Laurence K Russian
Laurence K Russian (Principal Executive Officer)

THE PRE-IPO AND GROWTH FUND

August 25, 2026

Dear The Pre-IPO and Growth Fund Shareholder,

As you may know, The Pre-IPO and Growth Fund (the “Fund”) is required to make a repurchase offer (the “Repurchase Offer”) to its shareholders each quarter. While the Fund is required to make the Repurchase Offer, shareholders are not required to take any action. The purpose of the enclosed letter is to communicate the required quarterly Repurchase Offer. If you do not wish to sell shares at this time, please disregard this notice.

The purpose of these quarterly Repurchase Offers is to provide shareholders with access to their assets and a degree of liquidity. The repurchase offer period will begin on August 25, 2026 and end on September 15, 2026.

If you invest in the Fund through a financial intermediary, please contact your financial intermediary to repurchase your shares on your behalf. All Repurchase Offer Request Forms must be submitted to and received by the Fund by 4:00 p.m., Eastern Time, on September 15, 2026 to be effective. Please allow an appropriate amount of time for your Repurchase Offer Request Form to reach the Fund.

For details of the offer and terms, please refer to the attached Repurchase Offer document. If you have questions, please call UMB Fund Services at 877-499-9990, option 1.

Sincerely,

The Pre-IPO and Growth Fund

THE PRE-IPO AND GROWTH FUND
REPURCHASE OFFER

1.      The Offer.    The Pre-IPO and Growth Fund (the “Fund”) is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding shares at a price equal to the net asset value (“NAV”) as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders given that no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund’s private placement memorandum and statement of additional information.

2.      Net Asset Value.    The NAV per share on August 18, 2026 was $16.33 and $16.33 for Class F shares and Class S Shares, respectively. The NAV per share at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below). The NAV per share can fluctuate. Therefore, the NAV per share on the Repurchase Pricing Date may be higher or lower than the NAV per share stated above or the date on which you return your Repurchase Offer Request Form. The current NAV per share may be obtained by calling 877-499-9990, option 1, and asking for the most recent price. The shares of the Fund are not traded on any organized market or securities exchange.

3.      Repurchase Request Deadline.    All Repurchase Offer Request Forms must be received in proper form by 4:00 p.m., Eastern Time, on September 15, 2026 (the “Repurchase Request Deadline”). Please allow an appropriate amount of time for your Repurchase Request Offer Form to reach the Fund.

4.      Repurchase Pricing Date.    The NAV per share used to calculate the repurchase price will be determined on September 15, 2026 (the “Repurchase Pricing Date”). This may be higher or lower than the NAV per share on the date on which you return your Repurchase Offer Request Form.

5.      Payment for Shares Repurchased.    The Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee. A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of shares from a shareholder at any time prior to the day immediately preceding the one-year anniversary of the shareholder’s purchase of the shares. Shares tendered for repurchase will be treated as having been repurchased on a “first in-first out” basis. However, if your shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee or otherwise by a nominee, such person may charge a transaction fee for submitting a repurchase request for you.

6.      Increase in Number of Shares Repurchased; Pro Rata Purchase.    If shareholders tender for repurchase more than five percent (5%) of the outstanding shares of the Fund as of the Repurchase Request Deadline, the Fund may, but is not required to, repurchase up to an additional two percent (2%) of the Fund’s outstanding shares as of the Repurchase Request Deadline. If the Fund determines not to repurchase an additional two percent (2%) or if more than seven percent (7%) of the outstanding shares are tendered, then the Fund will repurchase shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own fewer than 100 shares and who tender all of their shares, before prorating other amounts tendered. There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder’s account are tendered. In the event of an oversubscribed offer, the Fund may not be able to repurchase all shares that you tender, and you may have to wait until the next quarterly repurchase offer to tender the remaining shares. Subsequent repurchase requests will not be given priority over other shareholder requests. You may be subject to NAV fluctuation during the period between quarterly repurchase offers.

7.      Withdrawal or Modification.    Requests for the repurchase of shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on September 15, 2026.

8.      Suspension or Postponement of Repurchase Offer.    The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the board of trustees (the “Board” or and the members thereof, the “Trustees”) of the Fund, including a majority of the independent Trustees, who are not “interested persons” of the Fund, as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and only in the following limited circumstances:

(a)    if making or effecting the Repurchase Offer would cause the Fund to lose its status as a regulated investment company under the Internal Revenue Code, as amended;

(b)    for any period during which the New York Stock Exchange or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

(c)     for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

(d)    for such other periods as the U.S. Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

9.      Tax Consequences.    You should review the tax information in the Fund’s private placement memorandum and statement of additional information and consult your tax advisor regarding any specific consequences, including state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by the shareholder.

10.    Documents in Proper Form.    All questions as to validity, form, eligibility (including time and receipt) and acceptance of repurchase of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all repurchase of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund’s counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any repurchase of shares, whether generally or with respect to any particular shares or shareholders. The Fund’s interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with repurchases of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Repurchases of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, ABS Investment Management LLC (the “Adviser”), the transfer agent, the Fund’s distributor, nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Adviser, nor the Fund’s distributor is or will be obligated to ensure that your financial consultant, or any broker/dealer or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with this Repurchase Offer other than those contained herein or contained in the Fund’s private placement memorandum or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

If you purchased shares of the Fund through an investment adviser, broker or financial consultant, please contact them for additional information about this Repurchase Offer.

THE PRE-IPO AND GROWTH FUND
DIRECT SHAREHOLDER
REPURCHASE OFFER REQUEST FORM

Repurchase Pricing Date: September 15, 2026	Repurchase Request Deadline: September 15, 2026

THIS FORM MUST BE COMPLETED AND RECEIVED BY 4:00 P.M., EASTERN
TIME ON SEPTEMBER 15, 2026 FOR THIS REPURCHASE REQUEST TO BE IN GOOD
ORDER FOR PROCESSING.

PLEASE FAX OR MAIL TO:

The Pre-IPO and Growth Fund c/o UMB Fund Services, Inc. 235 West Galena Street Milwaukee, WI 53212

Fax: 816-860-3137

Email: ipp.fundfax.fax@umb.com

(Emails sent to this automated inbox are auto encrypted. The email box is not monitored; any documents sent with additional encryption or password protection will not be received or processed.)

For Additional Information:
Phone: 1-877-499-9990, option 1

PART 1 — NAME AND ADDRESS

Fund Account #:
Full Account Registration Line 1:
Full Account Registration Line 2:
Address:
City, State, Zip
Social Security # or Taxpayer Identification #:
Telephone Number:

PART 2 — NUMBER OF SHARES OF THE FUND BEING REPURCHASED:

☐	Class F Shares
	Number of Shares:	,	,	.

If all shares*, please check this box as well as include the actual share amount above - ☐

☐	Class S Shares
	Number of Shares:	,	,	.

If all shares*, please check this box as well as include the actual share amount above - ☐

If less than all Shares being tendered and you prefer to tender a specific dollar amount, indicate the dollar amount of the undersigned’s shares being tendered:

☐	Class F Dollar Amount:	$	,	,	.
☐	Class S Dollar Amount:	$	,	,	.

*        All share requests will include any distributions reinvested between the time of paperwork being submitted and the Repurchase Pricing Date.

Repurchase Offer Request Form Continued on Next Page

PART 3 — PAYMENT

Please choose your method of payment:

☐	Deliver All Proceeds via Check to Shareholder Address on Record
☐	Deliver All Proceeds to Bank Account on Record
☐	Deliver All Proceeds to New Bank Instructions (Must complete Part 4)

PART 4 — NEW BANK INSTRUCTIONS

(Medallion Signature Guarantee Required* if this Part is completed)

Bank Name:
ABA Routing Number:
Credit to:
Name(s) on Bank Account:
Bank Account Number:
For Further Credit to:
Name(s) on Investors Account:
Investor Account Number at Broker:

*PLACE MEDALLION SIGNATURE GUARANTEE BELOW:

PART 5 — SIGNATURE(S)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

REQUESTS TO WITHDRAW OR MODIFY ANY REQUEST TO REPURCHASE
SHARES MAY BE SUBMITTED AT ANY TIME PRIOR TO 4:00 P.M., EASTERN
TIME ON SEPTEMBER 15, 2026 BUT NOT THEREAFTER.